Restructuring And Other Items	3 Months Ended
Mar. 31, 2013
Restructuring And Other Items
4. Restructuring and other items
Restructuring and other items recognized comprise:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)

Restructuring charges	$4,412	$-
Total	$4,412	$-

Restructuring Charges

Restructuring charges of $4.4 million were recognized during three months ended March 31, 2013 under a restructuring plan adopted following a review by the Company of its operations. Under this restructuring plan the Company announced the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. The restructuring charge recognized included $0.5 million in respect of lease termination costs associated with the Omaha facility and $3.9 million in respect of resource rationalizations.

Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,903	509	$4,412
Cash payments	(2,120)	-	(2,120)
Foreign exchange movement	(9)	-	(9)

Provision at March 31, 2013	$1,774	$509	$2,283

Prior Period Restructuring Charges

Restructuring charges of $4.5 million were recorded during year ended December 31, 2012 (inclusive of the release of $0.1 million relating to the 2011 Restructuring Plans) under a restructuring plan (“the 2012 restructuring plan”) adopted following a review by the Company of its operations. The 2012 restructuring plan included resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. The restructuring plan recognized included $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs associated with the re-organization of available space at the Company’s Philadelphia facility.

Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)

Provision at December 31, 2012	$360	$426	$786

Cash payments	(157)	(341)	(498)

Provision at March 31, 2013	$203	$85	$288